Fixed Assets, at Cost, Less Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 102,283	$ 85,117
Accumulated depreciation and amortization	55,839	42,446
Fixed assets, net	46,444	42,671
Depreciation expenses	8,762	8,549	8,072
Land [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	379	379
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	13,754	13,754
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	70,528	57,667
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	8,105	6,472
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	852	822
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 8,665	$ 6,023